Other Income and Expenses - Summary of Details of Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income And Expense [Abstract]
Gain on disposal of property and equipment	₩ 15	₩ 7	₩ 0
Reversal of other bad debt allowances	0	0	2
Miscellaneous gain	590	600	656
Total	₩ 605	₩ 607	₩ 658